Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, Net
7.	Accounts receivable, net

	December 31,
	2017	2018
	RMB	RMB
Accounts receivable, gross	30,347	44,771
Less: allowance for doubtful receivables	(500)	(922)

Accounts receivable, net	29,847	43,849

The following table summarizes the details of the Company’s allowance for doubtful accounts:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	—	—	(500)
Additions charged to general and administrative expenses, net of recoveries	—	(500)	(632)
Write-off during the year	—	—	210

Balance at end of the year	—	(500)	(922)